Stock-Based Compensation - Schedule of Unrecognized Compensation Cost, Nonvested Awards (Details) - Employee Stock Option [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation	$ 88	$ 256	$ 484
Weighted average remaining period of recognition (in years)	7 months 24 days	1 year 1 month 17 days	1 year 10 months 24 days